Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables provide information by level on the Plan's assets which are measured at fair value on a recurring basis. Assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified by level in the fair value hierarchy.

		December 31, 2025
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Cash	$1,505	$1,505	$0	$0

Mutual funds	$350,354,432	$350,354,432	$0	$0
Common stocks	206,715,811	206,715,811	0	0
Money market fund	36,958,228	36,958,228	0	0
Total investments, at fair value	$594,028,471	$594,028,471	$0	$0

		December 31, 2024
		Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Cash	$47,352	$47,352	$0	$0

Mutual funds	$321,933,464	$321,933,464	$0	$0
Common stocks	172,726,965	$172,726,965	0	0
Money market fund	41,165,084	41,165,084	0	0
Total investments, at fair value	$535,825,513	$535,825,513	$0	$0